GENERAL (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss) attributable to non-controlling interests (as a percentage)	1.92%	(0.69%)	0.29%
Percentage interest held in Israeli subsidiary by Company	91.00%	91.00%	91.00%